Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 6.0%

Large-Cap Funds — 4.0%
Vanguard S&P 500 ETF	6,216	$1,738,926

Fixed Income Funds — 2.0%
Vanguard Long-Term Treasury ETF	8,758	875,012

Total Exchange Traded Funds (identified cost $2,564,529)		2,613,938

Mutual Funds — 92.0%

Large-Cap Funds — 8.0%
BMO Dividend Income Fund — Institutional Class (1)	27,561	345,897
BMO Large-Cap Growth Fund — Class R6 (1)	32,386	614,688
BMO Large-Cap Value Fund — Class R6 (1)	58,395	743,362
BMO Low Volatility Equity Fund — Institutional Class (1)	37,543	546,625
Dodge & Cox Stock Fund — Retail Class	3,668	581,624
Harbor Capital Appreciation Fund — Retirement Class	4,022	336,854
T. Rowe Price Growth Stock Fund — Institutional Class	3,904	300,701

Total Large-Cap Funds		3,469,751

Mid-Cap Funds — 1.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	11,148	160,085
BMO Mid-Cap Value Fund — Class R6 (1)	20,167	168,392
Vanguard Mid-Cap Index Fund — Institutional Class	5,569	245,891

Total Mid-Cap Funds		574,368

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	15,406	241,259
BMO Small-Cap Value Fund — Class R6 (1)	15,343	146,982
Goldman Sachs Small Cap Value Fund — Institutional Class	2,678	108,766

Total Small-Cap Funds		497,007

International Funds — 5.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	36,055	328,465
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	20,496	264,187
BMO Pyrford International Stock Fund — Class R6 (1)	38,988	476,042
Dodge & Cox International Stock Fund — Retail Class	13,115	443,954
MFS International Value Fund — Class R6 (2)	13,512	603,037
T. Rowe Price International Discovery Fund — Institutional Class	3,796	258,917
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,837	119,453

Total International Funds		2,494,055

Fixed Income Funds — 68.9%
BMO Core Plus Bond Fund — Institutional Class (1)	835,876	10,147,531
Federated Institutional High-Yield Bond Fund — Class R6	46,993	437,502
Metropolitan West Total Return Bond Fund — Plan Class	943,115	10,138,490
TCW Emerging Markets Income Fund — Institutional Class	544,064	4,047,834
Vanguard Total Bond Market Index Fund — Institutional Class	454,363	5,247,896

Total Fixed Income Funds		30,019,253

Alternative Funds — 7.0%
BMO Alternative Strategies Fund — Institutional Class (1)	368,979	3,033,009

Total Mutual Funds (identified cost $36,324,951)		40,087,443

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (1)	465,926	465,973

Total Short-Term Investments — 1.0% (identified cost $465,948)		465,973

Total Investments — 99.0% (identified cost $39,355,428)		43,167,354

Other Assets and Liabilities — 1.0%		416,774

Total Net Assets — 100.0%		$43,584,128

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 8.5%

Large-Cap Funds — 5.7%
Vanguard S&P 500 ETF	14,557	$4,072,321

Fixed Income Funds — 2.8%
Vanguard Long-Term Treasury ETF	20,520	2,050,153

Total Exchange Traded Funds (identified cost $6,001,525)		6,122,474

Mutual Funds — 90.1%

Large-Cap Funds — 18.8%
BMO Dividend Income Fund — Institutional Class (1)	87,233	1,094,772
BMO Large-Cap Growth Fund — Class R6 (1)	105,365	1,999,834
BMO Large-Cap Value Fund — Class R6 (1)	181,892	2,315,483
BMO Low Volatility Equity Fund — Institutional Class (1)	122,041	1,776,921
Dodge & Cox Stock Fund — Retail Class	11,219	1,778,839
Harbor Capital Appreciation Fund — Retirement Class	14,364	1,203,165
T. Rowe Price Growth Stock Fund — Institutional Class	12,811	986,805
Vanguard Institutional Index Fund — Institutional Class	8,700	2,370,630

Total Large-Cap Funds		13,526,449

Mid-Cap Funds — 2.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	38,382	551,173
BMO Mid-Cap Value Fund — Class R6 (1)	61,822	516,215
Vanguard Mid-Cap Index Fund — Institutional Class	17,225	760,471

Total Mid-Cap Funds		1,827,859

Small-Cap Funds — 2.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	55,749	873,032
BMO Small-Cap Value Fund — Class R6 (1)	44,832	429,493
Goldman Sachs Small Cap Value Fund — Institutional Class	8,120	329,723

Total Small-Cap Funds		1,632,248

International Funds — 11.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	115,370	1,051,021
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	65,923	849,744
BMO Pyrford International Stock Fund — Class R6 (1)	126,997	1,550,634
Dodge & Cox International Stock Fund — Retail Class	40,426	1,368,425
MFS International Value Fund — Class R6 (2)	43,875	1,958,142
T. Rowe Price International Discovery Fund — Institutional Class	13,073	891,672
Vanguard Emerging Markets Stock Index Fund — Admiral Class	12,594	392,058

Total International Funds		8,061,696

Fixed Income Funds — 50.1%
BMO Core Plus Bond Fund — Institutional Class (1)	1,106,606	13,434,196
Federated Institutional High-Yield Bond Fund — Class R6	78,939	734,918
Metropolitan West Total Return Bond Fund — Plan Class	1,217,931	13,092,762
TCW Emerging Markets Income Fund — Institutional Class	696,421	5,181,372
Vanguard Total Bond Market Index Fund — Institutional Class	312,796	3,612,793

Total Fixed Income Funds		36,056,041

Alternative Funds — 5.2%
BMO Alternative Strategies Fund — Institutional Class (1)	453,867	3,730,787

Total Mutual Funds (identified cost $55,446,142)		64,835,080

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (1)	654,269	654,335

Total Short-Term Investments — 0.9% (identified cost $654,321)		654,335

Total Investments — 99.5% (identified cost $62,101,988)		71,611,889

Other Assets and Liabilities — 0.5%		370,277

Total Net Assets — 100.0%		$71,982,166

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 9.4%

Large-Cap Funds — 7.0%
Vanguard S&P 500 ETF	57,354	$16,044,781

Fixed Income Funds — 2.4%
Vanguard Long-Term Treasury ETF	56,116	5,606,550

Total Exchange Traded Funds (identified cost $21,548,001)		21,651,331

Mutual Funds — 89.4%

Large-Cap Funds — 30.3%
BMO Dividend Income Fund — Institutional Class (1)	407,959	5,119,886
BMO Large-Cap Growth Fund — Class R6 (1)	499,415	9,478,902
BMO Large-Cap Value Fund — Class R6 (1)	866,146	11,026,031
BMO Low Volatility Equity Fund — Institutional Class (1)	574,663	8,367,098
Dodge & Cox Stock Fund — Retail Class	54,755	8,682,010
Harbor Capital Appreciation Fund — Retirement Class	64,212	5,378,408
T. Rowe Price Growth Stock Fund — Institutional Class	61,791	4,759,749
Vanguard Institutional Index Fund — Institutional Class	62,003	16,894,603

Total Large-Cap Funds		69,706,687

Mid-Cap Funds — 3.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	181,868	2,611,633
BMO Mid-Cap Value Fund — Class R6 (1)	310,329	2,591,247
Vanguard Mid-Cap Index Fund — Institutional Class	82,151	3,626,950

Total Mid-Cap Funds		8,829,830

Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	244,541	3,829,508
BMO Small-Cap Value Fund — Class R6 (1)	229,713	2,200,652
Goldman Sachs Small Cap Value Fund — Institutional Class	40,450	1,642,683

Total Small-Cap Funds		7,672,843

International Funds — 16.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	550,342	5,013,610
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	313,358	4,039,182
BMO Pyrford International Stock Fund — Class R6 (1)	554,454	6,769,883
Dodge & Cox International Stock Fund — Retail Class	194,674	6,589,724
MFS International Value Fund — Class R6 (2)	188,822	8,427,142
T. Rowe Price International Discovery Fund — Institutional Class	59,884	4,084,704
Vanguard Developed Markets Index Fund — Admiral Class	105,269	1,279,021
Vanguard Emerging Markets Stock Index Fund — Admiral Class	59,483	1,851,694

Total International Funds		38,054,960

Fixed Income Funds — 31.7%
BMO Core Plus Bond Fund — Institutional Class (1)	2,173,565	26,387,081
Federated Institutional High-Yield Bond Fund — Class R6	494,517	4,603,954
Metropolitan West Total Return Bond Fund — Plan Class	2,632,774	28,302,317
TCW Emerging Markets Income Fund — Institutional Class	1,221,207	9,085,778
Vanguard Total Bond Market Index Fund — Institutional Class	388,521	4,487,423

Total Fixed Income Funds		72,866,553

Alternative Funds — 3.8%
BMO Alternative Strategies Fund — Institutional Class (1)	1,063,702	8,743,627

Total Mutual Funds (identified cost $157,467,947)		205,874,500

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (1)	2,350,315	2,350,550

Total Short-Term Investments — 1.0% (identified cost $2,350,406)		2,350,550

Total Investments — 99.8% (identified cost $181,366,354)		229,876,381

Other Assets and Liabilities — 0.2%		375,176

Total Net Assets — 100.0%		$230,251,557

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 9.3%

Large-Cap Funds — 6.6%
Vanguard S&P 500 ETF	22,967	$6,425,018

Fixed Income Funds — 2.7%
Vanguard Long-Term Treasury ETF	26,484	2,646,017

Total Exchange Traded Funds (identified cost $9,335,994)		9,071,035

Mutual Funds — 89.3%

Large-Cap Funds — 42.9%
BMO Dividend Income Fund — Institutional Class (1)	235,632	2,957,179
BMO Large-Cap Growth Fund — Class R6 (1)	281,059	5,334,496
BMO Large-Cap Value Fund — Class R6 (1)	484,891	6,172,668
BMO Low Volatility Equity Fund — Institutional Class (1)	320,334	4,664,058
Dodge & Cox Stock Fund — Retail Class	29,914	4,743,156
Harbor Capital Appreciation Fund — Retirement Class	35,753	2,994,691
T. Rowe Price Growth Stock Fund — Institutional Class	34,484	2,656,327
Vanguard Institutional Index Fund — Institutional Class	45,303	12,344,102

Total Large-Cap Funds		41,866,677

Mid-Cap Funds — 4.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	96,679	1,388,317
BMO Mid-Cap Value Fund — Class R6 (1)	163,788	1,367,629
Vanguard Mid-Cap Index Fund — Institutional Class	45,779	2,021,119

Total Mid-Cap Funds		4,777,065

Small-Cap Funds — 4.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	130,967	2,050,950
BMO Small-Cap Value Fund — Class R6 (1)	127,414	1,220,626
Goldman Sachs Small Cap Value Fund — Institutional Class	22,514	914,273

Total Small-Cap Funds		4,185,849

International Funds — 21.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	306,972	2,796,514
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	174,075	2,243,834
BMO Pyrford International Stock Fund — Class R6 (1)	314,409	3,838,937
Dodge & Cox International Stock Fund — Retail Class	108,309	3,666,276
MFS International Value Fund — Class R6 (2)	89,302	3,985,543
T. Rowe Price International Discovery Fund — Institutional Class	33,288	2,270,547
Vanguard Developed Markets Index Fund — Admiral Class	112,147	1,362,587
Vanguard Emerging Markets Stock Index Fund — Admiral Class	33,203	1,033,600

Total International Funds		21,197,838

Fixed Income Funds — 13.1%
BMO Core Plus Bond Fund — Institutional Class (1)	219,177	2,660,810
BMO Corporate Income Fund — Institutional Class (1)	345,044	4,730,545
Federated Institutional High-Yield Bond Fund — Class R6	103,245	961,211
Metropolitan West Total Return Bond Fund — Plan Class	224,158	2,409,698
TCW Emerging Markets Income Fund — Institutional Class	275,537	2,049,995

Total Fixed Income Funds		12,812,259

Alternative Funds — 2.4%
BMO Alternative Strategies Fund — Institutional Class (1)	288,664	2,372,821

Total Mutual Funds (identified cost $63,408,341)		87,212,509

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (1)	1,018,378	1,018,480

Total Short-Term Investments — 1.1% (identified cost $1,018,418)		1,018,480

Total Investments — 99.7% (identified cost $73,762,753)		97,302,024

Other Assets and Liabilities — 0.3%		324,690

Total Net Assets — 100.0%		$97,626,714

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 9.2%

Large-Cap Funds — 9.2%
Vanguard S&P 500 ETF	45,426	$12,707,924

Mutual Funds — 89.7%

Large-Cap Funds — 51.8%
BMO Dividend Income Fund — Institutional Class (1)	397,213	4,985,021
BMO Large-Cap Growth Fund — Class R6 (1)	483,491	9,176,653
BMO Large-Cap Value Fund — Class R6 (1)	839,517	10,687,051
BMO Low Volatility Equity Fund — Institutional Class (1)	539,327	7,852,605
Dodge & Cox Stock Fund — Retail Class	51,223	8,121,840
Harbor Capital Appreciation Fund — Retirement Class	60,132	5,036,689
T. Rowe Price Growth Stock Fund — Institutional Class	58,174	4,481,123
Vanguard Institutional Index Fund — Institutional Class	77,704	21,172,810

Total Large-Cap Funds		71,513,792

Mid-Cap Funds — 6.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	171,364	2,460,781
BMO Mid-Cap Value Fund — Class R6 (1)	291,596	2,434,824
Vanguard Mid-Cap Index Fund — Institutional Class	76,931	3,396,516

Total Mid-Cap Funds		8,292,121

Small-Cap Funds — 5.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	229,306	3,590,937
BMO Small-Cap Value Fund — Class R6 (1)	215,162	2,061,249
Goldman Sachs Small Cap Value Fund — Institutional Class	37,781	1,534,300

Total Small-Cap Funds		7,186,486

International Funds — 26.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	517,138	4,711,133
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	294,321	3,793,796
BMO Pyrford International Stock Fund — Class R6 (1)	493,603	6,026,899
Dodge & Cox International Stock Fund — Retail Class	182,631	6,182,060
MFS International Value Fund — Class R6 (2)	174,218	7,775,334
T. Rowe Price International Discovery Fund — Institutional Class	56,228	3,835,295
Vanguard Developed Markets Index Fund — Admiral Class	236,223	2,870,111
Vanguard Emerging Markets Stock Index Fund — Admiral Class	55,915	1,740,631

Total International Funds		36,935,259
Total Mutual Funds (identified cost $82,783,046)		123,927,658

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 0.139% (1)	1,093,764	1,093,874

Total Short-Term Investments — 0.8% (identified cost $1,093,119)		1,093,874

Total Investments — 99.7% (identified cost $97,553,192)		137,729,456

Other Assets and Liabilities — 0.3%		375,287

Total Net Assets — 100.0%		$138,104,743

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2020.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(2)	Non-income producing.

ETF	Exchange Traded Fund

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of May 31, 2020, the Corporation consisted of 31 portfolios, including 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 26 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

Notes to Schedules of Investments (Unaudited)

For the period ended May 31, 2020, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended May 31, 2020, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of May 31, 2020.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$42,701,381	$—	$—	$42,701,381
Short-Term Investments	465,973	—	—	465,973

Total	$43,167,354	$—	$—	$43,167,354

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$70,957,554	$—	$—	$70,957,554
Short-Term Investments	654,335	—	—	654,335

Total	$71,611,889	$—	$—	$71,611,889

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$227,525,831	$—	$—	$227,525,831
Short-Term Investments	2,350,550	—	—	2,350,550

Total	$229,876,381	$—	$—	$229,876,381

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$96,283,544	$—	$—	$96,283,544
Short-Term Investments	1,018,480	—	—	1,018,480

Total	$97,302,024	$—	$—	$97,302,024

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,707,924	$—	$—	$12,707,924
Mutual Funds	123,927,658	—	—	123,927,658
Short-Term Investments	1,093,874	—	—	1,093,874

Total	$137,729,456	$—	$—	$137,729,456

3. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2020. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Conservative Allocation Fund

Large-Cap Funds — 5.2%
BMO Low Volatility Equity Fund	$475,209	$192,050	$71,409	$(47,364)	$(1,861)	$546,625	$16,330	$—
BMO Dividend Income Fund	292,539	165,494	76,561	(28,583)	(6,992)	345,897	6,054	—
BMO Large-Cap Value Fund	872,627	493,034	604,099	(55,778)	37,578	743,362	13,573	—
BMO Large-Cap Growth Fund	743,735	389,446	573,056	(6,671)	61,234	614,688	41,375	—

						2,250,572

Mid-Cap Funds – 0.8%
BMO Mid-Cap Growth Fund	137,532	78,756	49,563	(4,035)	(2,605)	160,085	16,056	—
BMO Mid-Cap Value Fund	138,801	88,050	33,861	(22,951)	(1,647)	168,392	2,320	—

						328,477

Small-Cap Funds – 0.9%
BMO Small-Cap Growth Fund	209,043	118,652	78,865	(4,017)	(3,554)	241,259	3,724	—
BMO Small-Cap Value Fund	119,570	85,555	34,595	(19,728)	(3,820)	146,982	1,553	—

						388,241

International Funds – 2.5%
BMO LGM Emerging Markets Equity Fund	234,221	121,070	55,474	(31,926)	(3,704)	264,187	5,232	—
BMO Pyrford International Stock Fund	364,133	320,550	194,433	(20,196)	5,988	476,042	8,707	—
BMO Disciplined International Equity Fund	397,559	266,464	293,254	(32,248)	(10,056)	328,465	13,987	—

						1,068,694

Fixed Income Funds – 23.3%
BMO Core Plus Bond Fund	7,645,843	5,418,534	2,987,407	14,760	55,801	10,147,531	181,226	—

Alternative Funds – 7.0%
BMO Alternative Strategies Fund	3,922,099	1,387,815	1,757,718	(211,925)	(307,262)	3,033,009	22,237	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund — Premier Class	290,913	17,008,752	16,833,747	(33)	88	465,973	4,773	—

Totals	$15,843,824	$26,134,222	$23,644,042	$(470,695)	$(180,812)	$17,682,497	$337,147	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Moderate Allocation Fund

Large-Cap Funds – 10.0%
BMO Low Volatility Equity Fund	$1,762,692	$1,604,464	$1,449,974	$(251,996)	$111,735	$1,776,921	$60,560	$—
BMO Dividend Income Fund	1,085,928	494,413	389,565	(83,390)	(12,614)	1,094,772	22,481	—
BMO Large-Cap Value Fund	3,248,906	1,716,539	2,585,568	(135,308)	70,914	2,315,483	51,553	—
BMO Large-Cap Growth Fund	2,775,255	2,335,359	3,315,959	(87,728)	292,907	1,999,834	153,806	—

						7,187,010

Mid-Cap Funds – 1.5%
BMO Mid-Cap Growth Fund	513,703	265,414	208,304	(9,894)	(9,746)	551,173	59,767	—
BMO Mid-Cap Value Fund	516,503	249,297	175,071	(59,044)	(15,470)	516,215	8,636	—

						1,067,388

Small-Cap Funds – 1.8%
BMO Small-Cap Growth Fund	791,550	336,865	261,539	6,406	(250)	873,032	13,873	—
BMO Small-Cap Value Fund	442,812	280,449	219,385	(48,540)	(25,843)	429,493	5,731	—

						1,302,525

International Funds – 4.8%
BMO LGM Emerging Markets Equity Fund	861,314	211,683	105,441	(107,257)	(10,555)	849,744	19,263	—
BMO Pyrford International Stock Fund	1,348,953	981,108	747,044	(81,256)	48,873	1,550,634	32,127	—
BMO Disciplined International Equity Fund	1,470,274	518,862	806,756	(102,028)	(29,331)	1,051,021	51,624	—

						3,451,399

Fixed Income Funds – 18.7%
BMO Core Plus Bond Fund	10,686,927	5,415,389	2,804,420	139,180	(2,880)	13,434,196	265,698	—

Alternative Funds – 5.2%
BMO Alternative Strategies Fund	6,006,630	1,773,179	3,293,797	(194,538)	(560,687)	3,730,787	34,711	—

Short-Term Investment – 0.9%
BMO Institutional Prime Money Market Fund — Premier Class	696,506	29,951,121	29,992,843	(90)	(359)	654,335	9,255	—

Totals	$32,207,953	$46,134,142	$46,355,666	$(1,015,483)	$(143,306)	$30,827,640	$789,085	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Balanced Allocation Fund

Large-Cap Funds – 14.8%
BMO Low Volatility Equity Fund	$9,840,258	$2,370,714	$3,109,041	$(987,607)	$252,774	$8,367,098	$322,590	$—
BMO Dividend Income Fund	6,050,960	825,466	1,317,329	(613,692)	174,481	5,119,886	116,954	—
BMO Large-Cap Value Fund	18,143,713	4,274,133	11,265,844	(911,301)	785,330	11,026,031	267,935	—
BMO Large-Cap Growth Fund	15,513,513	4,754,449	11,806,877	(966,746)	1,984,563	9,478,902	832,655	—

						33,991,917

Mid-Cap Funds – 2.3%
BMO Mid-Cap Growth Fund	2,886,233	561,067	722,987	(167,391)	54,712	2,611,634	323,763	—
BMO Mid-Cap Value Fund	2,901,971	557,173	523,087	(405,285)	60,475	2,591,247	46,777	—

						5,202,881

Small-Cap Funds – 2.6%
BMO Small-Cap Growth Fund	4,414,268	778,094	1,381,797	(50,986)	69,929	3,829,508	74,957	—
BMO Small-Cap Value Fund	2,482,108	650,924	550,862	(295,849)	(85,669)	2,200,652	30,897	—

						6,030,160

International Funds – 6.9%
BMO LGM Emerging Markets Equity Fund	4,812,244	489,259	688,619	(598,026)	24,324	4,039,182	104,364	—
BMO Pyrford International Stock Fund	7,536,704	4,038,191	4,594,475	(832,750)	622,213	6,769,883	174,341	—
BMO Disciplined International Equity Fund	8,214,534	2,563,694	5,155,113	(402,157)	(207,348)	5,013,610	280,378	—

						15,822,675

Fixed Income Funds – 11.5%
BMO Core Plus Bond Fund	23,835,921	10,740,723	8,433,163	(193,855)	437,455	26,387,081	550,518	—

Alternative Funds – 3.8%
BMO Alternative Strategies Fund	19,017,134	2,355,046	10,496,999	(263,354)	(1,868,200)	8,743,627	107,438	—

Short-Term Investment – 1.0%
BMO Institutional Prime Money Market Fund — Premier Class	2,721,496	71,101,763	71,470,968	(379)	(1,362)	2,350,550	30,261	—

Totals	$128,371,057	$106,060,696	$131,517,161	$(6,689,378)	$2,303,677	$98,528,891	$3,263,828	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Growth Allocation Fund

Large-Cap Funds – 19.6%
BMO Low Volatility Equity Fund	$5,418,771	$1,939,560	$2,227,366	$(471,681)	$4,774	$4,664,058	$185,371	$—
BMO Dividend Income Fund	3,330,821	499,213	605,482	(231,054)	(36,319)	2,957,179	66,561	—
BMO Large-Cap Value Fund	9,987,271	2,706,713	6,387,623	(313,991)	180,298	6,172,668	149,957	—
BMO Large-Cap Growth Fund	8,540,272	2,509,299	6,238,777	(353,303)	877,005	5,334,496	482,917	—

						19,128,401

Mid-Cap Funds – 2.8%
BMO Mid-Cap Growth Fund	1,584,650	282,698	390,876	(108,470)	20,315	1,388,317	188,035	—
BMO Mid-Cap Value Fund	1,593,287	376,251	394,520	(208,982)	1,593	1,367,629	27,168	—

						2,755,946

Small-Cap Funds – 3.4%
BMO Small-Cap Growth Fund	2,425,688	332,717	692,977	(15,334)	856	2,050,950	43,573	—
BMO Small-Cap Value Fund	1,372,534	379,759	328,839	(109,168)	(93,660)	1,220,626	17,923	—

						3,271,576

International Funds – 9.1%
BMO LGM Emerging Markets Equity Fund	2,668,786	296,689	384,068	(291,478)	(46,095)	2,243,834	60,439	—
BMO Pyrford International Stock Fund	4,148,947	2,408,086	2,584,863	(407,241)	274,008	3,838,937	101,303	—
BMO Disciplined International Equity Fund	4,519,910	1,139,822	2,492,570	(286,881)	(83,767)	2,796,514	162,863	—

						8,879,285

Fixed Income Funds – 7.6%
BMO Core Plus Bond Fund	3,201,664	540,018	1,112,475	(319)	31,922	2,660,810	75,249	—
BMO Corporate Income Fund	—	4,891,298	236,900	79,360	(3,212)	4,730,546	16,667	—

						7,391,356

Alternative Funds – 2.4%
BMO Alternative Strategies Fund	6,309,807	1,033,989	4,217,697	37,044	(790,322)	2,372,821	37,708	—

Short-Term Investment – 1.1%
BMO Institutional Prime Money Market Fund — Premier Class	1,152,517	30,340,839	30,474,545	(143)	(188)	1,018,480	12,942	—

Totals	$56,254,925	$49,676,951	$58,769,578	$(2,681,641)	$337,208	$44,817,865	$1,628,676	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Aggressive Allocation Fund

Large-Cap Funds – 23.7%
BMO Low Volatility Equity Fund	$9,429,318	$1,226,262	$2,090,880	$(944,624)	$232,529	$7,852,605	$309,114	$—
BMO Dividend Income Fund	5,764,728	679,113	1,024,376	(443,643)	9,199	4,985,021	109,167	—
BMO Large-Cap Value Fund	17,286,092	3,914,010	10,366,315	(641,705)	494,969	10,687,051	248,151	—
BMO Large-Cap Growth Fund	14,758,236	3,219,311	9,734,624	(689,778)	1,623,508	9,176,653	808,389	—

						32,701,330

Mid-Cap Funds – 3.5%
BMO Mid-Cap Growth Fund	2,736,158	460,789	593,678	(187,511)	45,023	2,460,781	317,000	—
BMO Mid-Cap Value Fund	2,761,184	385,884	332,006	(398,780)	18,542	2,434,824	45,645	—

						4,895,605

Small-Cap Funds – 4.1%
BMO Small-Cap Growth Fund	4,170,031	370,359	890,772	(89,349)	30,668	3,590,937	72,681	—
BMO Small-Cap Value Fund	2,345,901	571,661	500,193	(254,524)	(101,596)	2,061,249	30,277	—

						5,652,186

International Funds – 10.5%
BMO LGM Emerging Markets Equity Fund	4,612,374	510,585	776,788	(500,204)	(52,171)	3,793,796	100,751	—
BMO Pyrford International Stock Fund	7,216,629	3,574,730	4,546,239	(756,242)	538,021	6,026,899	168,466	—
BMO Disciplined International Equity Fund	7,859,748	2,065,984	4,641,213	(469,973)	(103,413)	4,711,133	270,523	—

						14,531,828

Alternative Funds – 0.0%
BMO Alternative Strategies Fund	808,700	75,318	796,008	44,545	(132,555)	—	—	—

Short-Term Investment – 0.8%
BMO Institutional Prime Money Market Fund — Premier Class	1,351,802	49,384,471	49,642,606	749	(542)	1,093,874	18,359	—

Totals	$81,100,901	$66,438,477	$85,935,698	$(5,331,039)	$2,602,182	$58,874,823	$2,498,523	$—